Note 8 - Loss Per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
8.	Loss Per Share

Basic and diluted loss per common share are computed as follows:

	For the six months ended June 30,
	2013	2014

Net loss	(13,500,918)	(7,230,180)

Dividend Series B Preferred shares	-	(651,416)
Net loss available to common shareholders	(13,500,918)	(7,881,596)
Weighted average common shares – Outstanding	45,319,605	52,446,850
Basic and diluted loss available to common shareholders	(0.30)	(0.15)

The Company excluded the effect of 626,400 and 662,250 unvested incentive award shares as of June 30, 2013 and 2014, respectively, as they were anti-dilutive.